Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The Company has disclosed income (loss) from operations as the primary measure of segment earnings (loss).  This is the measure of profitability used by the Company’s chief operating decision-maker and is most consistent with the presentation of profitability reported with the condensed consolidated and combined financial statements.

		Income (loss)		Depreciation
Year Ended	Net	from	Assets of	and	Capital
December 31, 2017	Sales	Operations	Operations	Amortization	Expenditures
Magazines, Catalogs and Logistics	$1,583	$(73)	$780	$72	$24
Book	1,022	62	553	60	13
Office Products	495	42	377	15	5
Total reportable segments	3,100	31	1,710	147	42
Other	503	28	222	11	10
Corporate	—	(78)	82	2	8
Total operations	$3,603	$(19)	$2,014	$160	$60

		Income (loss)		Depreciation
Year Ended	Net	from	Assets of	and	Capital
December 31, 2016	Sales	Operations	Operations	Amortization	Expenditures
Magazines, Catalogs and Logistics	$1,526	$28	$638	$76	$19
Book	1,097	86	626	67	10
Office Products	527	54	323	15	3
Total reportable segments	3,150	168	1,587	158	32
Other	504	27	237	12	10
Corporate	—	(65)	128	1	6
Total operations	$3,654	$130	$1,952	$171	$48

		Income (loss)		Depreciation
Year Ended	Net	from	Assets of	and	Capital
December 31, 2015	Sales	Operations	Operations	Amortization	Expenditures
Magazines, Catalogs and Logistics	$1,696	$42	$721	$94	$22
Book	925	42	594	54	10
Office Products	562	47	324	16	4
Total reportable segments	3,183	131	1,639	164	36
Other	560	12	332	16	6
Corporate	—	(37)	40	1	—
Total operations	$3,743	$106	$2,011	$181	$42

Schedule of Corporate Assets

Corporate assets primarily consisted of the following items at December 31, 2017, 2016 and 2015:

	2017	2016	2015
Receivables, less allowances for doubtful accounts	$19	$54	$(8)
Software	17	13	8
Cash and cash equivalents	12	45	—
Long-term investments	13	19	10
Property, plant and equipment, net	14	15	13
LIFO reserves	(57)	(58)	(67)
Deferred income tax assets, net of valuation allowance	19	24	83